[INVESTORS BANK & TRUST COMPANY
                             200 CLARENDON STREET,
                               BOSTON, MA 02116]
December 8, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:    iShares Trust (the "Trust"), File Nos. 333-92935 and 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the prospectuses and statement of additional information for the Funds of the Trust dated December 1, 2004, do not differ from that contained in Post-Effective Amendment No. 34 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 29, 2004.

Please address all questions regarding this filing to the undersigned at (617) 937-7804.



Very truly yours,

/s/ Sandra I. Madden

Sandra I. Madden, Esq.